Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 178,387	$ 194,337	$ 195,227
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	165,517	136,169	88,601
Income from unconsolidated affiliates	(67,542)	(433)
Other non-cash items	8,296	6,486	5,261
Changes in assets and liabilities:
Decrease in accounts receivable	18,484	31,501	58,172
Increase in other assets	(9,925)	(292)	(4,833)
Increase in accounts payable	8,800	11,258	7,474
Increase (decrease) in accrued liabilities	16,113	19,990	(32,811)
Net cash provided by operating activities	318,130	399,016	317,091
Cash flows from investing activities:
Additions to property, plant and equipment	(350,500)	(418,834)	(216,303)
Acquisition of gathering system assets	(2,160,000)		(500,000)
Investment in unconsolidated affiliates	(185,039)	(600,000)
Proceeds from sale of assets	9,574	1,730	4,823
Net cash used in investing activities	(2,685,965)	(1,017,104)	(711,480)
Cash flows from financing activities:
Proceeds from long-term debt borrowings	1,387,800	1,576,700	529,300
Payments on long-term debt borrowings	(2,100,700)	(1,112,900)	(324,300)
Proceeds from issuance of common units	569,255		474,579
Proceeds from issuance of senior notes	2,150,000	350,000	(30,522)
Distributions to unit holders	(251,720)	(200,897)
Distributions to partners			(231,919)
Contribution from predecessor			177
Debt issuance cost	(39,626)	(11,332)	(5,113)
Initial public offering costs		(1,280)
Other adjustments	31,798	3
Net cash provided by financing activities	2,432,807	600,294	412,202
Net increase (decrease) in cash and cash equivalents	64,972	(17,794)	17,813
Cash and cash equivalents, beginning of period	22	17,816	3
Cash and cash equivalents, end of period	64,994	22	17,816
Supplemental disclosure of non-cash investing activities:
Changes in accounts payable and other liabilities related to purchases of property, plant and equipment	60,427	8,589	12,633
Changes in other liabilities related to asset retirement obligations	(133)	324	28
Contributions of property, plant and equipment to Chesapeake			11,705
Supplemental disclosure of non-cash financing activities:
Issuance of 9,791,605 units to Chesapeake for acquisition of Appalachia Midstream		279,257
Issuance of general partner interests		5,702
Supplemental disclosure of cash payments for interest	30,292	16,957	3,607
Supplemental disclosure of cash payments for taxes	2,900	2,830	645
Convertible Class B Units
Cash flows from financing activities:
Proceeds from Issuance of Limited Liability Company Units	343,000
Subordinated Class C Units
Cash flows from financing activities:
Proceeds from Issuance of Limited Liability Company Units	$ 343,000